Risk management, funding and liquidity risk and market risk - Liquid asset holdings (Details) - Liquidity risk - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
On-balance sheet assets
Financial assets
Available liquid assets	$ 196,720	$ 194,058
On-balance sheet assets | Average
Financial assets
Available liquid assets	210,552	192,524
Cash
Financial assets
Available liquid assets	102,223	104,954
Cash | Average
Financial assets
Available liquid assets	118,380	102,520
Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	19,516	12,806
Trading securities and financial assets measured at FVIS | Average
Financial assets
Available liquid assets	19,937	13,867
Investment securities
Financial assets
Available liquid assets	74,884	76,075
Investment securities | Average
Financial assets
Available liquid assets	72,101	76,006
Other financial assets
Financial assets
Available liquid assets	97	223
Other financial assets | Average
Financial assets
Available liquid assets	134	121
Assets held for sale | Average
Financial assets
Available liquid assets		10
Loans
Financial assets
Available liquid assets	65,155	63,712
Loans | Average
Financial assets
Available liquid assets	60,083	63,287
Parent Entity
Financial assets
Available liquid assets		58,399
Parent Entity | Average
Financial assets
Available liquid assets		57,195
Parent Entity | On-balance sheet assets
Financial assets
Available liquid assets	177,781	176,170
Parent Entity | On-balance sheet assets | Average
Financial assets
Available liquid assets	190,455	174,514
Parent Entity | Cash
Financial assets
Available liquid assets	93,300	94,992
Parent Entity | Cash | Average
Financial assets
Available liquid assets	107,189	92,273
Parent Entity | Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	17,080	10,941
Parent Entity | Trading securities and financial assets measured at FVIS | Average
Financial assets
Available liquid assets	17,941	11,859
Parent Entity | Investment securities
Financial assets
Available liquid assets	67,306	70,019
Parent Entity | Investment securities | Average
Financial assets
Available liquid assets	65,199	70,308
Parent Entity | Other financial assets
Financial assets
Available liquid assets	95	218
Parent Entity | Other financial assets | Average
Financial assets
Available liquid assets	126	$ 74
Parent Entity | Loans
Financial assets
Available liquid assets	59,418
Parent Entity | Loans | Average
Financial assets
Available liquid assets	$ 54,437